Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

Note 13 — INCOME TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company does not accrue for taxes.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiary incorporated in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Singapore

The Company’s main operating subsidiary is incorporated in Singapore and is subject to income taxes on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant tax laws and regulations of Singapore. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Income tax expenses
Current income tax expenses	112,457	—	20,597	15,076
Deferred income tax (benefit)/expenses	(1,402)	478,009	(186,547)	(136,544)
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

Income before tax	728,780	2,868,175	(1,197,088)	(876,218)
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expenses computed at Singapore statutory rate	123,893	487,590	(203,505)	(148,957)

Reconciling items:
Non-deductible expenses	4,587	7,530	5,916	4,331
Tax exemption and rebates	(17,425)	—	—	—
Difference from the effect of tax rates in a foreign jurisdiction	—	—	31,639	23,158
Others	—	(17,111)	—	—
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Deferred tax assets
Allowance for credit losses	—	10,369	7,590
Lease liabilities	35,415	66,845	48,928
Net operating loss carry-forwards	226,384	150,781	110,364
Depreciation	—	7,421	5,432
Deferred tax liabilities
Right-of-use assets	(33,244)	(66,416)	(48,614)
Depreciation	(6,586)	—	—
Unbilled revenue	(800,352)	(560,836)	(410,507)
Deferred tax liabilities, net	(578,383)	(391,836)	(286,807)

As the deferred tax assets and deferred tax liabilities are generated from the same entity, Springview (S), hence the deferred tax assets and deferred tax liabilities are eligible to net off with each other.